Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of basis of consolidation [text block] [Abstract]
Schedule of subsidiary
Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity

Versus Systems (Holdco) Inc.	United States of America	81.9%	Holding Company
Versus Systems UK, Ltd.	United Kingdom	81.9%	Sales Company
Versus LLC	United States of America	81.9%	Technology Company
Xcite Interactive, Inc.	United States of America	100.0%	Technology Company